Annual Total Returns (Vanguard Short-Term Government Bond Index Fund - Admiral Shares Participant) (Vanguard Short-Term Government Bond Index Fund, Vanguard Short-Term Government Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2013	0.30%
2012	0.37%
2011	1.46%
2010	2.20%